Fair value of financial instruments (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments within Level 3 of Fair Value Hierarchy
The following table sets forth the fair value of the Company’s financial instruments within Level 3 of the fair value hierarchy.

(In thousands)	March 31, 2022
Level 3
Flotek Convertible Notes	$28,100
BPC Investment	50,196

Total	$78,296

Fair Value Measurement Key Inputs
The key inputs into the Monte Carlo simulation used to estimate the fair value the Convertible Notes as of March 31, 2022, were as follows:

March 31, 2022
Risk-free interest rate	1.63%
Expected volatility	90.0%
Term until liquidation (years)	0.84
Stock price	$1.26
Discount rate	7.2%

Reconciliation of Beginning and Ending Balances for assets Measures at Fair Value on a Recurring Basis
The following is a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from inception to March 31, 2022:

(In thousands)	March 31, 2022
Level 3
Fair value, beginning of period	$—
Acquisition of Flotek Convertible Notes	20,000
Acquisition of investment in BPC	45,952
Transfer of cost method investment to Level 3 fair value measurement	4,244
Change in fair value of Level 3 fair value measurements	8,100

Fair value, end of period	$78,296